Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Financial Assets
As of the indicated dates, the balances of “Other Financial Assets” correspond to:

	12.31.20	12.31.19
Receivables from Spot Sales of Foreign Currency Pending Settlement	107,542	107,860
Receivables from Spot Sales of Government Securities Pending Settlement	1,239,870	243,816
Sundry Debtors	4,819,857	6,295,414
Mutual Funds	2,760,728	6,789,474
Premiums from financial guarantee contracts	484,028	875,839
Others	737,305	705,705
Minus: Allowances	(55,704)	(157,908)

Total	10,093,626	14,860,200

Summary of Credit Rating Quality Analysis of Other Financial Assets
The credit rating quality analysis of Other Financial Assets as of December 31, 2020 was as follows:

	Debtors for Sale of Foreign Currency	Debtors for Cash sale of Government Securities to be Settled	Sundry Debtors	Mutual Funds	Premiums from financial guarantee contracts	Other
Not yet due	107,542	1,239,870	4,814,695	2,760,728	484,028	737,305
Impaired/Uncollectible	—	—	5,162	—	—	—
Allowances	—	—	(55,704)	—	—	—

Total	107,542	1,239,870	4,764,153	2,760,728	484,028	737,305